Empower Aggressive Profile Fund Investment Strategy - Empower Aggressive Profile Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund is a “fund-of-funds” that seeks to achieve its objective by investing in a professionally selected mix of mutual funds. The mutual funds are referred to as the “Underlying Funds.” The Fund has a primary emphasis on growth of capital and a secondary emphasis on income. Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, uses asset allocation strategies to allocate the Fund’s assets among different broad asset classes and the Underlying Funds. The following table shows the Fund’s asset allocation ranges as of the date of this Prospectus:EQUITYInternational10-40%Emerging Markets0-15%Small Cap5-35%Mid Cap10-40%Large Cap25-45%Real Estate0-10%FIXED INCOMEBond0-10%Short-Term Bond0-10%Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate investments, short-term investments and derivatives. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:Large Cap40.25%Empower Large Cap Growth Fund InstitutionalEmpower Large Cap Value Fund InstitutionalMid Cap17.46%Empower Mid Cap Value Fund InstitutionalEmpower T. Rowe Mid Cap Growth Fund InstitutionalSmall Cap8.73%Empower Small Cap Growth Fund InstitutionalEmpower Small Cap Value Fund InstitutionalInternational23.77%Empower International Growth Fund InstitutionalEmpower International Value Fund InstitutionalEmerging Markets6.79%Empower Emerging Markets Equity Fund InstitutionalReal Estate3.00%Empower Real Estate Index Fund InstitutionalThe Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. ECM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds on a quarterly basis, or more frequently as deemed necessary. ECM may add or delete asset classes, change target asset class or Underlying Fund allocations, or add or delete Underlying Funds at any time without shareholder notice or approval.